Union Security Insurance Company
Variable Account D of Union Security Insurance Company
EmPower Variable Annuity
Masters Variable Annuity
Masters + Variable Annuity
Opportunity Variable Annuity
Opportunity + Variable Annuity

Union Security Life Insurance Company of New York
Separate Account A of Union Security Life Insurance Company of New York
Masters Variable Annuity
Masters + Variable Annuity
Supplement dated June 23, 2026 to the prospectus and updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned contracts. Please read this supplement carefully and retain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus and updating summary prospectus.
Effective May 1, 2026, in Appendix A - Investment Options Available Under the Contract:
“Current Expenses” for the following funds are updated:

Fund and Adviser/Subadviser	Current Expenses
Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%
Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.60%

HV-8273